Cassidy & Associates
                1504 R Street, N.W.
              Washington, D.C. 20009

202/387-5400
202/745-1920 (fax)

                 January 16, 2009

Pamela A. Long
Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 7010
Washington, DC 20549

     Re:  Valiant Healthcare, Inc. (the "Company")
          Response to telephone comments
          File No. 000-53487

Gentlemen/Madam:

     In response to the Staff's telephone comments, attached for filing with the Securities and Exchange Commission is Amendment No.2 to the Valiant Healthcare, Inc. Registration
Statement on Form 10 which:

Modifies the definition of Business Combination on page 2 of the registration statement;

Adds a risk factor "Shareholders may not have a vote in approving a business combination" on page 4 of the registration statement;

clarifies the disclosure under "Search for a Target
Company" on page 5 of the registration statement; and

Substitutes "business combination" for "acquisition" throughout.

                                      Sincerely,


                                    Lee W. Cassidy